UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
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Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren         Greenwich, Connecticut        8/13/03
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             36
                                               -------------

Form 13F Information Table Value Total:           133,185
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
-----------------------------------------------------------------------------------------------------------------------------------
Alkermes Inc                      Common Stock   01642T108     734    70,000  SH       sole                 70,000
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Amgen Inc                         Common Stock   031162100   11,540  175,000  SH       sole                175,000
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Applied Molecular Evolution       Common Stock   03823E108      865  210,000  SH       sole                210,000
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Boston Scientific Corp            Common Stock   101137107    2,890   47,296  SH       sole                 47,296
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Cephalon Inc                      Common Stock   156708109    2,586   63,000  SH       sole                 63,000
-----------------------------------------------------------------------------------------------------------------------------------
Digene Corp                       Common Stock   253752109    1,367   50,000  SH       sole                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
Elan Plc                          ADR            284131208      395   70,000  SH       sole                 70,000
-----------------------------------------------------------------------------------------------------------------------------------
Esperion Therapeutics Inc         Common Stock   29664R106    1,710   88,000  SH       sole                 88,000
-----------------------------------------------------------------------------------------------------------------------------------
Exact Sciences Corp               Common Stock   30063P105      224   20,500  SH       sole                 20,500
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Genentech Inc                     Common Stock   368710406   28,884  400,500  SH       sole                400,500
-----------------------------------------------------------------------------------------------------------------------------------
Genetech Inc                      Common Stock   3687119IH      645      200  SH CALL  sole                    200
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Genzyme Corp                      Common Stock   372917104    2,093   50,000  SH       sole                 50,000
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Gilead Sciences Inc               Common Stock   375558103   12,499  225,000  SH       sole                225,000
-----------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc         Common Stock   444903108    3,074  243,000  SH       sole                243,000
-----------------------------------------------------------------------------------------------------------------------------------
Idec Pharmaceuticals Corp         Common Stock   449370105    2,207   65,000  SH       sole                 65,000
-----------------------------------------------------------------------------------------------------------------------------------
Ilex Oncology Inc                 Common Stock   451923106    1,162   60,000  SH       sole                 60,000
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Ligand Pharmaceutical Inc         CLB            53220K207    2,011  148,000  SH       sole                148,000
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
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

Lilly Eli & Co                    Common Stock   532457108    8,483  123,000  SH       sole                123,000
---------------------------------------------------------------------------------------------------------------------------------
Medarex Inc                       Common Stock   583916101      587   90,000  SH       sole                 90,000
---------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc                     Common Stock   584699102    4,641  127,600  SH       sole                127,600
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Medtronic Inc                     Common Stock   585055106    6,128  127,751  SH       sole                127,751
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc                    Common Stock   589331107    4,687   77,408  SH       sole                 77,408
-----------------------------------------------------------------------------------------------------------------------------------
MGI Pharma Inc                    Common Stock   552880106      511   20,000  SH       sole                 20,000
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Millenium Pharmaceuticals         Common Stock   599902103    4,790  304,500  SH       sole                304,500
-----------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               Common Stock   62855J104    6,938  510,500  SH       sole                510,500
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OSI Pharmaceuticals Inc           Common Stock   671040103    5,120  159,000  SH       sole                159,000
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Pfizer Inc                        Common Stock   717081103    2,093   61,296  SH       sole                 61,296
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Protein Design Labs Inc           Common Stock   74369L103    2,606  183,500  SH       sole                183,500
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Regeneron Pharmaceuticals         Common Stock   75886F107    2,025  128,500  SH       sole                128,500
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holdings                    Common Stock   771195104    2,667   34,000  SH       sole                 34,000
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Sepracor Inc                      Common Stock   817315104    2,493  139,000  SH       sole                139,000
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Sirna Therapeutics Inc            Common Stock   829669100      156   18,000  SH       sole                 18,000
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Staar Surgical Co                 Common Stock   852312305     2,788 241,000  SH       sole                241,000
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Tanox Inc                         Common Stock   87588Q109      801   50,000  SH       sole                 50,000
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Vertex Pharmaceuticals Inc        Common Stock   92532F100      732   50,000  SH       sole                 50,000
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Xoma Ltd                          ORD            G9825R107       53   10,000  SH       sole                 10,000
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